PRIVATE PLACEMENT	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
PRIVATE PLACEMENT.
PRIVATE PLACEMENT

NOTE 4—PRIVATE PLACEMENT

The Sponsor has committed to purchase an aggregate of 7,800,000 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $11,700,000 in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. The private placement warrants are identical to the warrants sold in the offering, subject to certain limited exceptions. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 7,800,000 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $11,700,000, in a private placement. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8). A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.